FINANCIAL INSTRUMENTS (Details 2) - CAD ($)	Jan. 31, 2018	Jan. 31, 2017
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 14,321,433
Term deposits	3,694,415
Investments	60,057
Total financial assets	18,075,905
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	14,321,433
Term deposits	3,694,415
Investments	60,057
Total financial assets	18,075,905
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents
Term deposits
Investments
Total financial assets
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents
Term deposits
Investments
Total financial assets